REVERSE STOCK SPLIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reverse Stock Split
REVERSE STOCK SPLIT

NOTE 17 - REVERSE STOCK SPLIT

On September 26, 2022, the Company filed an amendment to its amended and restated articles of incorporation with the Secretary of State of the State of Florida (the “Secretary of State”) to effect a reverse stock split at a ratio of 1-for-400. While the amendment was approved by the Secretary of State, the Company’s Common Stock has not yet begun trading on a reverse stock split basis. The reverse split will be effected following the effectiveness of the registration statement on Form S-1 and the conversion of all of the Series B and Series C preferred stock and approval for trading on the NYSE/AMEX trading market and prior to the completion of the offering contemplated by the S-1.

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Three months ended March 31, 2025	Three months ended March 31, 2024
Net loss available to common shareholders	$(1,035,865)	$(1,106,734)
Basic and diluted weighted average shares outstanding	932,096,718	662,161,949
Basic and diluted net loss per share	$0.00	$0.00

Historical per share data- post-split basis	Three months ended March 31, 2025	Three months ended March 31, 2024
Net loss available to common shareholders	$(1,035,865)	$(3,527,029)
Basic and diluted weighted average shares outstanding	2,330,242	1,655,405
Basic and diluted net loss per share	$(0.44)	$(0.49)

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 17 - REVERSE STOCK SPLIT (UNAUDITED), continued

The following is the unaudited pro-forma effect of the conversion of Series A, B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	March 31, 2025	Conversion of Series A, B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect March 31, 2025
Total Assets	$2,312,758	-	-	$2,312,758

Total Liabilities	7,312,501	-	-	7,312,501
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	76	(76)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	101,109	86,906	(187,546)	469
Additional paid-in Capital	37,689,363	(84,330)	187,546	37,792,579
Accumulated deficit	(42,792,791)	-	-	(42,792,791)
Total Deficiency in Stockholder’s Equity	(4,999,743)	-	-	(4,999,743)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,312,758	-	-	$2,312,758

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

	December 31, 2024	Conversion of Series A, B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2024 (Unaudited)
Total Assets	$2,190,950	-	-	$2,190,950

Total Liabilities	7,064,328	-	-	7,064,328
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	65	(65)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	91,926	78,630	(170,130)	426
Additional paid-in Capital	36,789,057	(76,065)	170,130	36,883,122
Accumulated deficit	(41,756,926)	-	-	(41,756,926)
Total Deficiency in Stockholder’s Equity	(4,873,378)	-	-	(4,873,378)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,190,950	-	-	$2,190,950

NOTE 19 - REVERSE STOCK SPLIT (UNAUDITED)

On September 26, 2022, the Company filed an amendment to its amended and restated articles of incorporation with the Secretary of State of the State of Florida (the “Secretary of State”) to effect a reverse stock split at a ratio of 1-for-400. While the amendment was approved by the Secretary of State, the Company’s Common Stock has not yet begun trading on a reverse stock split basis. The reverse split will be effected following the effectiveness of the registration statement on Form S-1 and the conversion of all of the Series B and Series C preferred stock and approval for trading on the NYSE/AMEX trading market and prior to the completion of the offering contemplated by the S-1.

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Year ended December 31, 2024	Year ended December 31, 2023
Net loss available to common shareholders	$(3,527,029)	$(5,817,253)
Basic and diluted weighted average shares outstanding	907,909,960	662,161,949
Basic and diluted net loss per share	$0.00	$(0.01)

Historical per share data- post-split basis - UNAUDITED	Year ended December 31, 2024	Year ended December 31, 2023
Net loss available to common shareholders	$(3,527,029)	$(5,817,253)
Basic and diluted weighted average shares outstanding	2,269,775	1,655,405
Basic and diluted net loss per share	$(1.55)	$(3.51)

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 19 - REVERSE STOCK SPLIT (UNAUDITED), continued

The following is the unaudited pro-forma effect of the conversion of Series B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	December 31, 2023	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2023 (Unaudited)
Total Assets	$2,603,196	-	-	$2,603,196

Total Liabilities	5,745,821	-	-	5,745,821
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	75	(75)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	90,326	48,675	(138,653)	348
Additional paid-in Capital	34,994,471	(46,200)	138,653	35,086,924
Accumulated deficit	(38,229,897)	-	-	(38,229,897)
Total Deficiency in Stockholder’s Equity	(3,142,625)	-	-	(3,142,625)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,603,196	-	-	$2,603,196

	December 31, 2024	Conversion of Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2024 (Unaudited)
Total Assets	$2,190,950	-	-	$2,190,950

Total Liabilities	7,064,328	-	-	7,064,328
Deficiency in Stockholder’s Equity:

Series A Preferred Stock	65	(65)	-	-
Series B Preferred Stock	100	(100)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	91,926	78,630	(170,130)	426
Additional paid-in Capital	36,789,057	(76,065)	170,130	36,883,122
Accumulated deficit	(41,756,926)	-	-	(41,756,926)
Total Deficiency in Stockholder’s Equity	(4,873,378)	-	-	(4,873,378)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,190,950	-	-	$2,190,950